Portfolio of investments—January 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.66%
Communication services: 1.45%
Entertainment: 1.45%
Liberty Media Corp.-Liberty Live Class C†	55,005	$4,047,818
Consumer discretionary: 8.50%
Automobile components: 1.01%
Modine Manufacturing Co.†	27,812	2,821,527
Diversified consumer services: 2.14%
Stride, Inc.†	44,410	5,990,909
Hotels, restaurants & leisure: 4.06%
Dutch Bros, Inc. Class A†	88,359	5,524,205
First Watch Restaurant Group, Inc.†	133,739	2,805,844
Sweetgreen, Inc. Class A†	91,452	3,010,600
		11,340,649
Household durables: 1.29%
Taylor Morrison Home Corp. Class A†	55,838	3,599,318
Consumer staples: 3.88%
Food products: 2.30%
Freshpet, Inc.†	40,199	6,429,830
Personal care products: 1.58%
BellRing Brands, Inc.†	29,481	2,280,355
e.l.f. Beauty, Inc.†	21,324	2,130,481
		4,410,836
Financials: 6.91%
Capital markets: 2.19%
Hamilton Lane, Inc. Class A	23,088	3,675,148
P10, Inc. Class A	179,004	2,445,195
		6,120,343
Financial services: 1.94%
Shift4 Payments, Inc. Class A†	45,085	5,403,437
Insurance: 2.78%
Palomar Holdings, Inc.†	46,089	4,971,620
Skyward Specialty Insurance Group, Inc.†	63,317	2,803,677
		7,775,297
Health care: 26.09%
Biotechnology: 7.14%
ADMA Biologics, Inc.†	128,731	2,079,006
ARS Pharmaceuticals, Inc.†	114,226	1,487,223
CareDx, Inc.†	126,867	2,956,001
Insmed, Inc.†	27,691	2,120,577
Natera, Inc.†	14,456	2,557,555
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 1

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Soleno Therapeutics, Inc.†	41,746	$2,096,902
Vaxcyte, Inc.†	24,359	2,151,387
Vericel Corp.†	76,788	4,495,169
		19,943,820
Health care equipment & supplies: 7.18%
Glaukos Corp.†	40,034	6,262,919
Inspire Medical Systems, Inc.†	20,793	4,023,445
iRhythm Technologies, Inc.†	43,212	4,703,626
Lantheus Holdings, Inc.†	22,823	2,111,356
PROCEPT BioRobotics Corp.†	40,802	2,958,145
		20,059,491
Health care providers & services: 8.26%
Alignment Healthcare, Inc.†	182,763	2,812,722
Castle Biosciences, Inc.†	62,599	1,769,674
Ensign Group, Inc.	20,926	2,922,525
GeneDx Holdings Corp. Class A†	35,169	2,632,400
HealthEquity, Inc.†	57,805	6,382,828
RadNet, Inc.†	100,497	6,579,539
		23,099,688
Pharmaceuticals: 3.51%
Corcept Therapeutics, Inc.†	31,752	2,124,844
Ligand Pharmaceuticals, Inc.†	29,536	3,442,421
Tarsus Pharmaceuticals, Inc.†	51,268	2,756,167
Verona Pharma PLC ADR†	26,144	1,498,051
		9,821,483
Industrials: 22.99%
Aerospace & defense: 1.42%
AAR Corp.†	58,767	3,982,052
Building products: 1.37%
AAON, Inc.	32,917	3,830,880
Commercial services & supplies: 3.72%
Casella Waste Systems, Inc. Class A†	61,074	6,567,898
CECO Environmental Corp.†	135,441	3,835,689
		10,403,587
Construction & engineering: 3.88%
Argan, Inc.	13,484	1,844,611
Construction Partners, Inc. Class A†	63,823	5,131,369
Sterling Infrastructure, Inc.†	27,209	3,875,106
		10,851,086
Electrical equipment: 1.16%
American Superconductor Corp.†	123,481	3,243,846
See accompanying notes to portfolio of investments
2 | Allspring Emerging Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Ground transportation: 1.23%
Saia, Inc.†	7,152	$3,433,747
Machinery: 3.44%
Esab Corp.	31,224	3,866,780
RBC Bearings, Inc.†	16,454	5,738,333
		9,605,113
Marine transportation: 1.53%
Kirby Corp.†	39,071	4,264,600
Professional services: 1.02%
Parsons Corp.†	35,846	2,841,512
Trading companies & distributors: 4.22%
Applied Industrial Technologies, Inc.	25,044	6,512,191
SiteOne Landscape Supply, Inc.†	22,022	3,133,731
Xometry, Inc. Class A†	64,588	2,144,967
		11,790,889
Information technology: 24.89%
Electronic equipment, instruments & components: 3.08%
Celestica, Inc.†	9,451	1,166,915
Fabrinet†	6,811	1,472,606
Littelfuse, Inc.	16,202	3,861,909
Mirion Technologies, Inc. Class A†	133,225	2,110,284
		8,611,714
IT services: 3.21%
Globant SA†	22,052	4,704,133
Wix.com Ltd.†	17,861	4,266,814
		8,970,947
Semiconductors & semiconductor equipment: 3.07%
Camtek Ltd.	25,436	2,404,719
Impinj, Inc.†	21,432	2,719,507
Onto Innovation, Inc.†	16,853	3,450,820
		8,575,046
Software: 15.53%
CCC Intelligent Solutions Holdings, Inc.†	331,302	3,680,765
Clearwater Analytics Holdings, Inc. Class A†	236,669	6,664,599
Commvault Systems, Inc.†	43,323	6,899,621
CyberArk Software Ltd.†	19,484	7,228,174
Descartes Systems Group, Inc.†	45,321	5,249,532
Pegasystems, Inc.	30,058	3,254,981
SEMrush Holdings, Inc. Class A†	165,744	2,890,576
SPS Commerce, Inc.†	23,322	4,307,107
Varonis Systems, Inc. Class B†	71,234	3,231,174
		43,406,529
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 3

Portfolio of investments—January 31, 2025 (unaudited)

	Shares	Value
Materials: 3.08%
Metals & mining: 3.08%
ATI, Inc.†	39,846	$2,274,808
Carpenter Technology Corp.	32,796	6,331,596
		8,606,404
Real estate: 0.87%
Real estate management & development: 0.87%
Cushman & Wakefield PLC†	176,028	2,427,426
Total common stocks (Cost $202,650,839)		275,709,824
Investment companies: 0.99%
Exchange-traded funds: 0.99%
iShares Russell 2000 Growth ETF	9,371	2,782,343
Total investment companies (Cost $2,778,624)		2,782,343

		Yield
Short-term investments: 0.29%
Investment companies: 0.29%
Allspring Government Money Market Fund Select Class♠∞		4.32%	808,653	808,653
Total short-term investments (Cost $808,653)				808,653
Total investments in securities (Cost $206,238,116)	99.94%			279,300,820
Other assets and liabilities, net	0.06			155,481
Total net assets	100.00%			$279,456,301

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$52,449,188	$(51,640,535)	$0	$0	$808,653	808,653	$66,913
See accompanying notes to portfolio of investments
4 | Allspring Emerging Growth Fund

Portfolio of investments—January 31, 2025 (unaudited)

Transactions with the affiliated Master Portfolio were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolio	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolio	Dividends allocated from affiliated Master Portfolio	Interest allocated from affiliated Master Portfolio	Affiliated Income Allocated from affiliated Master Portfolio	Value, end of period
Allspring Emerging Growth Portfolio*	87.86%	0.00%	$29,823,084	$(70,848,386)	$59,597	$0	$58,311	$0

*	Liquidated on September 13, 2024
See accompanying notes to portfolio of investments
Allspring Emerging Growth Fund | 5

Notes to portfolio of investments—January 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in the affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,047,818	$0	$0	$4,047,818
Consumer discretionary	23,752,403	0	0	23,752,403
Consumer staples	10,840,666	0	0	10,840,666
Financials	19,299,077	0	0	19,299,077
Health care	72,924,482	0	0	72,924,482
Industrials	64,247,312	0	0	64,247,312
Information technology	69,564,236	0	0	69,564,236
Materials	8,606,404	0	0	8,606,404
Real estate	2,427,426	0	0	2,427,426
Investment companies	2,782,343	0	0	2,782,343
Short-term investments
Investment companies	808,653	0	0	808,653
Total assets	$279,300,820	$0	$0	$279,300,820
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At January 31, 2025, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Emerging Growth Fund